Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Core Trust
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000024828
Shareholder Report [Line Items]
Fund Name	Mortgage Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mortgage Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/products.do?productType=10. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/products.do?productType=10
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Mortgage Core Fund	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 5,334,617,730
Holdings Count | Holding	464
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,334,617,730 Number of Investments464 Portfolio Turnover114% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)7%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	1.1%
Non-Agency Mortgage-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	1.4%
Cash Equivalents	4.9%
Collateralized Mortgage Obligations	15.6%
Mortgage-Backed Securities	95.7%

Material Fund Change [Text Block]
C000024830
Shareholder Report [Line Items]
Fund Name	High Yield Bond Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Bond Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/products.do?productType=10. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/products.do?productType=10
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
High Yield Bond Core Fund	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,069,407,821
Holdings Count | Holding	478
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,069,407,821 Number of Investments478 Portfolio Turnover14%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.5%
Automotive	3.7%
Gaming	3.9%
Building Materials	4.0%
Chemicals	4.0%
Cable Satellite	4.9%
Health Care	5.0%
Midstream	5.8%
Insurance - P&C	8.9%
Technology	16.8%

Material Fund Change [Text Block]